SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies Line Items
Total revenues	$ 324,977	$ 324,934	$ 248,419
Airport Security [Member]
Accounting Policies Line Items
Total revenues	224,037	217,463	194,477
Other Aviation Related Services [Member]
Accounting Policies Line Items
Total revenues	53,954	36,224	28,177
Authentication Technology [Member]
Accounting Policies Line Items
Total revenues	$ 46,986	$ 71,247	$ 25,765